RELATED PARTY TRANSACTIONS - Transactions with former related parties - Receivables (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Receivables from former related parties	$ 178
Borr Drilling
Related Party Transaction [Line Items]
Receivables from former related parties	149
2020 Bulkers
Related Party Transaction [Line Items]
Receivables from former related parties	$ 29